income taxes	6 Months Ended
Jun. 30, 2025
income taxes
income taxes

10	income taxes

Expense composition and rate reconciliation

	Three months		Six months
Periods ended June 30 (millions)	2025	2024	2025	2024
Current income tax expense
For the current reporting period	$148	$155	$265	$293
Adjustments recognized in the current period for income taxes of prior periods	(18)	(6)	(23)	(6)
Pillar Two global minimum tax	—	—	1	1
	130	149	243	288
Deferred income tax expense
Arising from the origination and reversal of temporary differences	(83)	(70)	(89)	(168)
	$47	$79	$154	$120

Our income tax expense and effective income tax rate differ from those computed by applying the applicable statutory rates for the following reasons:

Three-month periods ended June 30 ($ in millions)	2025		2024
Income taxes computed at applicable statutory rates	$(55)	27.8%	$72	23.8%
Adjustments recognized in the current period for income taxes of prior periods	(18)	9.1	(6)	(2.0)
Impairment of goodwill	107	(53.9)	—	—
(Non-taxable) non-deductible amounts, net	4	(2.0)	4	1.3
Withholding and other taxes	10	(5.1)	12	4.0
Losses not recognized	2	(1.0)	2	0.7
Foreign tax differential	(2)	1.0	(2)	(0.7)
Other	(1)	0.4	(3)	(0.8)
Income tax expense per Consolidated statements of income and other comprehensive income	$47	(23.7)%	$79	26.3%

Six-month periods ended June 30 ($ in millions)	2025		2024
Income taxes computed at applicable statutory rates	$46	21.9%	$113	23.5%
Adjustments recognized in the current period for income taxes of prior periods	(23)	(11.0)	(6)	(1.2)
Pillar Two global minimum tax	1	0.5	1	0.2
Impairment of goodwill	107	51.0	—	—
(Non-taxable) non-deductible amounts, net	3	1.4	(7)	(1.6)
Withholding and other taxes	19	9.0	19	4.0
Losses not recognized	3	1.4	3	0.6
Foreign tax differential	(3)	(1.4)	(3)	(0.6)
Other	1	0.5	—	—
Income tax expense per Consolidated statements of income and other comprehensive income	$154	73.3%	$120	24.9%